UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09463

        Nuveen Ohio Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
	April 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.9% (3.3% of Total Investments)
$ 3,375	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	$2,986,605
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
50	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	48,298
	Series 2002, 5.375%, 5/15/33

3,425	Total Consumer Staples			3,034,903

	Education and Civic Organizations – 11.2% (7.4% of Total Investments)
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	AAA	1,186,902
	Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	695,464
	2006, 5.000%, 7/01/41
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A2	2,676,765
	2002, 5.000%, 5/01/22
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	471,705
	2005, 5.000%, 12/01/24
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%,	6/14 at 100.00	AAA	1,857,099
	12/01/20 – MBIA Insured

6,775	Total Education and Civic Organizations			6,887,935

	Health Care – 12.9% (8.6% of Total Investments)
1,425	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	Baa3	1,334,299
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,100	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	AA–	1,146,937
	6.000%, 1/01/32
500	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	494,215
	2005, 5.000%, 11/01/40 (WI/DD, Settling 5/01/08)
900	Lorain County, Ohio, Hospital Revenue Bonds, Catholic Healthcare Partners Inc, Series 2006H,	5/08 at 100.00	AAA	900,000
	3.950%, 2/01/29
1,950	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	1,958,678
	5.375%, 11/15/29 – AMBAC Insured
330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	331,495
	Inc., Series 2006, 5.250%, 5/15/21
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,000,000
	5.000%, 5/01/30
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	345,094
	Obligated Group, Series 2000B, 6.375%, 11/15/30
500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	467,780
	5.250%, 11/15/36

8,040	Total Health Care			7,978,498

	Housing/Multifamily – 7.8% (5.2% of Total Investments)
350	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	343,105
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
2,885	Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury Woods Project, Series	4/11 at 102.00	Aa2	2,951,990
	2001A, 5.450%, 4/01/26
	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
310	4.450%, 10/01/09 (Alternative Minimum Tax)	No Opt. Call	Aaa	314,290
340	4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	AAA	300,251
1,000	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	933,160
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)

4,885	Total Housing/Multifamily			4,842,796

	Housing/Single Family – 2.7% (1.8% of Total Investments)
315	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	328,334
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
810	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	823,989
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,544
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	471,080
	9/01/31 (Alternative Minimum Tax)

1,670	Total Housing/Single Family			1,668,947

	Industrials – 4.7% (3.1% of Total Investments)
370	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	N/R	346,572
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
880	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	B+	807,884
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,078,700
	Series 1992, 6.450%, 12/15/21
700	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	650,069
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

2,950	Total Industrials			2,883,225

	Long-Term Care – 2.5% (1.6% of Total Investments)
1,800	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	1,522,545
	Project, Series 2006A, 5.000%, 1/01/37

	Tax Obligation/General – 26.1% (17.4% of Total Investments)
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,541,355
	2005, 5.000%, 12/01/30 – FSA Insured
400	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	145,960
	0.000%, 12/01/27 – FSA Insured
500	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	525,020
1,355	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,420,135
2,550	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	2,626,883
	FSA Insured (UB)
2,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AAA	2,024,680
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – MBIA Insured
430	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AA–	440,514
	5.000%, 12/01/30 – FGIC Insured
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,048,104
	2006, 5.000%, 12/01/25 – FSA Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	206,328
	Series 2007, 5.000%, 12/01/31
2,000	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A,	2/11 at 100.00	AA+	2,067,600
	5.000%, 2/01/20
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005,	12/14 at 100.00	Aaa	2,490,010
	5.000%, 12/01/28 – FSA Insured
1,485	West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation	11/11 at 101.00	Aaa	1,605,894
	Refunding Bonds, Series 2001, 5.500%, 12/01/17 – AMBAC Insured

15,840	Total Tax Obligation/General			16,142,483

	Tax Obligation/Limited – 14.0% (9.3% of Total Investments)
2,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	AAA	2,059,700
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,415	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,443,342
	5.000%, 12/01/21 – FGIC Insured
2,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	Aaa	2,044,740
	AMBAC Insured
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	356,595
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,039,660
	Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured
950	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	209,732
	0.000%, 7/01/35 – AMBAC Insured
1,400	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,495,984
	6.375%, 10/01/19

9,110	Total Tax Obligation/Limited			8,649,753

	Transportation – 3.4% (2.2% of Total Investments)
2,000	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26	2/11 at 100.00	AA	2,084,820

	U.S. Guaranteed – 46.1% (30.7% of Total Investments) (4)
1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement	12/10 at 100.00	Aa2 (4)	1,061,640
	Bonds, Series 2001, 5.000%, 12/01/25 (Pre-refunded 12/01/10)
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,132,150
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – FSA Insured
1,470	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 101.00	BBB (4)	1,506,544
	1999A, 5.750%, 10/01/19 (Pre-refunded 10/01/08)
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,116,190
	5.250%, 12/01/16 (Pre-refunded 12/01/14) – FSA Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aa2 (4)	2,143,980
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
910	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/18	12/10 at 101.00	AAA	985,940
	(Pre-refunded 12/01/10) – AMBAC Insured
1,000	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School	12/09 at 100.00	Aa3 (4)	1,046,000
	Building Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) –
	FGIC Insured
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	Baa3 (4)	1,088,550
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
1,000	Nordonia Hills Local School District, Ohio, General Obligation Bonds, Series 2000, 5.450%,	12/10 at 101.00	AAA	1,082,210
	12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
2,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001,	11/11 at 101.00	AA (4)	2,181,800
	5.200%, 11/01/26 (Pre-refunded 11/01/11)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/10 at 101.00	AAA	1,083,450
	2000, 5.500%, 12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA (4)	2,114,681
	Bonds, Series 2004A, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured
	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement
	Bonds, Series 1998:
2,250	5.250%, 11/01/13 (Pre-refunded 11/01/08)	11/08 at 101.00	A– (4)	2,307,465
2,000	5.375%, 11/01/29 (Pre-refunded 11/01/08)	11/08 at 101.00	N/R (4)	2,052,320
2,000	Puerto Rico Municipal Finance Agency, Series 1999A, 6.000%, 8/01/16 (Pre-refunded 8/01/09) –	8/09 at 101.00	AAA	2,113,840
	FSA Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	731,360
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
1,275	Sycamore Community School District, Hamilton County, Ohio, Unlimited Tax General Obligation	12/09 at 101.00	AAA	1,341,020
	School Improvement Bonds, Series 1999, 5.000%, 12/01/23 (Pre-refunded 12/01/09) – MBIA Insured
2,735	University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19	6/12 at 100.00	A+ (4)	2,989,246
	(Pre-refunded 6/01/12)
400	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AAA	427,328
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – MBIA Insured

26,605	Total U.S. Guaranteed			28,505,714

	Utilities – 9.9% (6.6% of Total Investments)
1,440	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	1,524,787
	Series 2002, 5.250%, 2/15/17 – MBIA Insured
2,130	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	AAA	582,981
	MBIA Insured
2,000	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/09 at 101.00	AAA	2,027,720
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	1,020,880
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured
1,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	952,710
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

7,570	Total Utilities			6,109,078

	Water and Sewer – 4.3% (2.8% of Total Investments)
175	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	Aaa	179,279
	AMBAC Insured
2,375	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance	12/13 at 100.00	Aaa	2,454,301
	Program, Series 2003, 5.000%, 12/01/23 – MBIA Insured

2,550	Total Water and Sewer			2,633,580

$ 93,220	Total Investments (cost $91,470,303) – 150.5%			92,944,277

	Floating Rate Obligations – (2.8)%			(1,700,000)

	Other Assets Less Liabilities – 2.5%			1,529,808

	Preferred Shares, at Liquidation Value – (50.2)% (5)			(31,000,000)

	Net Assets Applicable to Common Shares – 100%			$61,774,085

Forward Swaps outstanding at April 30, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Royal Bank of Canada	$1,500,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$133,108

SIFM - The daily arithmetic average of the weekly Securities Industry and Financial Markets (SIFM) Municipal Swap Index, previously referred to as the Bond Market
Association or BMA.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC,
MBIA and XLCA as of April 30, 2008. During March 2008, at least one rating agency reduced the rating for
AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and
MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on “negative credit watch” and one or more rating agencies have placed each of these insurers on “negative outlook”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.4)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $89,659,859.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 2,918,752
Depreciation	(1,334,343)

Net unrealized appreciation (depreciation) of investments	$ 1,584,409

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 27, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 27, 2008